TRANSACTIONS WITH RELATED PARTIES - Summary of the Company Officers and Executives' compensation (Detail) - Officers [member]		12 Months Ended
		Dec. 31, 2021 shares R$ / shares	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 shares R$ / shares
Officers and executives compensation [Line Items]
Option balance (number) | shares	[1]	11,750,270	12,847,760	13,059,677
Average fair value of options		R$ 12.47	R$ 8.64	R$ 8.4
Average exercise price	[2]	R$ 21.21	R$ 16.49	R$ 16.51
Restricted Shares [Member]
Officers and executives compensation [Line Items]
Share balance (number) | shares	[1],[3]	4,472,638	5,293,874	1,012,641
Average fair value	[3]	R$ 45.34	R$ 51.2	R$ 19.23

[1]	The number of awards includes the awards non-vested and vested but not exercised.
[2]	The number of options, their average fair value and average exercise price are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.
[3]	The number of restricted and performance shares and their average fair value are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.